Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation

13. Stock Based Compensation

On May 10, 2023, the Company granted restricted stock unit (“RSU”) awards to certain key employees and directors under the Company’s 2023 Equity Incentive Plan (the “Incentive Plan”). The settlement of these RSU awards was subject to stockholder approval. The Company was authorized to grant options and other stock-based awards to executive officers, directors, employees and consultants enabling them to acquire up to 45,000,000 shares of common stock of the Company. The maximum term and/or vesting period was required to not be more than ten years from the grant date.

RSU awards were subject to vesting spread over time at the discretion of the committee administering the Incentive Plan. Upon the vesting of RSUs and the Company’s determination that any necessary conditions precedent to the release of vested shares had been satisfied, such vested shares would have been made available to the participants. The RSU awards granted on May 10, 2023 provided that the recipients did not have rights of a stockholder prior to vesting. The fair value of the Company’s common stock on the grant date was $0.072 per share. At June 30, 2024, the stock based compensation expense was $640,902.

Pursuant to the terms of the Incentive Plan, because the Incentive Plan did not receive approval of the Company’s stockholders on or before May 10, 2024, the Incentive Plan and all awards issued thereunder are of no further force and effect. Therefore, the Incentive Plan and all RSU awards issued under the Incentive Plan automatically terminated on May 11, 2024.

The table below sets forth the original vesting schedule with respect to the RSUs granted on May 10, 2023.

			Vesting Schedule (Number of Shares)
Name	Title	Total RSUs	May 10, 2024	May 10, 2025	May 10, 2026
Sune Mathiesen	CEO, Director	6,111,111	2,037,037	2,037,037	2,037,037
Paw Juul	CTO, Director	5,625,000	1,875,000	1,875,000	1,875,000
Stefan Muehlbauer	CFO, Secretary	1,736,111	578,704	578,704	578,703
Kristian Jensen	Director	1,458,333	486,111	486,111	486,111
			4,976,852	4,976,852	4,976,851

On February 1, 2024, the Company received the resignation of Kristian Jensen as director. In accordance with the Incentive Plan, the unvested RSU award granted to Mr. Jensen in the amount of 1,458,333 units was forfeited. Below was the updated vesting schedule prior to the automatic termination of the RSUs on May 11, 2024:

			Vesting Schedule (Number of Shares)
Name	Title	Total RSUs	May 10, 2024	May 10, 2025	May 10, 2026
Sune Mathiesen	CEO, Director	6,111,111	2,037,037	2,037,037	2,037,037
Paw Juul	CTO, Director	5,625,000	1,875,000	1,875,000	1,875,000
Stefan Muehlbauer	CFO, Secretary	1,736,111	578,704	578,704	578,703
		13,472,222	4,490,741	4,490,741	4,490,740

13. Stock Based Compensation

On May 10, 2023, the Company granted restricted stock unit (“RSU”) awards to certain key employees and directors under the Company’s 2023 Equity Incentive Plan (the “Incentive Plan”). The settlement of these RSU awards is subject to stockholder approval. The Company is authorized to grant options and other stock-based awards to executive officers, directors, employees and consultants enabling them to acquire up to 45,000,000 shares of common stock of the Company. The exercise price of each option equals the market price of the Company’s shares of common stock as calculated on the date of the grant. The maximum term and/or vesting period shall not be more than ten years from the grant date. The vesting period for all options is at the discretion of the board of directors of the Company and shall not be more than ten years from the grant date. The options are non-transferable.

Restricted stock and RSU awards are subject to vesting spread over time at the discretion of the committee administering the Incentive Plan. Upon the vesting of RSUs and the Company’s determination that any necessary conditions precedent to the release of vested shares have been satisfied, such vested shares will then be made available to the participants. Except as otherwise provided in the Incentive Plan or award agreement, the participants with a restricted stock award shall have all the rights of a stockholder, including the right to vote the shares of restricted stock. The RSU awards granted on May 10, 2023 provide that the recipients do not have rights of a stockholder prior to vesting. The fair value of the Company’s common stock on the grant date was $0.072 per share. At December 31, 2023, the stock based compensation expense was $492,708. The table below sets forth the vesting schedule with respect to the RSUs granted on May 10, 2023.

			Vesting Schedule (Number of Shares)
Name	Title	Total RSUs	May 10, 2024	May 10, 2025	May 10, 2026
Sune Mathiesen	CEO, Director	6,111,111	2,037,037	2,037,037	2,037,037
Paw Juul	CTO, Director	5,625,000	1,875,000	1,875,000	1,875,000
Stefan Muehlbauer	CFO	1,736,111	578,704	578,704	578,703
Kristian Jensen	Director	1,458,333	486,111	486,111	486,111
			4,976,852	4,976,852	4,976,851